LVIP Structured Moderate Allocation Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–90.09%
INVESTMENT COMPANIES–90.09%
Equity Funds–34.06%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	11,668,965	$174,112,636
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	5,540,215	72,538,031
		246,650,667
Fixed Income Fund–29.84%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	20,741,537	216,023,104
		216,023,104
International Equity Funds–26.19%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	5,214,987	44,927,115
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP Franklin Templeton Multi-Factor International Equity Fund	16,053,967	$144,694,401
		189,621,516
Total Affiliated Investments (Cost $560,468,103)		652,295,287

UNAFFILIATED INVESTMENT–9.95%
INVESTMENT COMPANY–9.95%
Fixed Income Fund–9.95%
Schwab US TIPS ETF	1,343,964	72,076,789
Total Unaffiliated Investment (Cost $69,854,329)		72,076,789

TOTAL INVESTMENTS–100.04% (Cost $630,322,432)	724,372,076
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(309,374)
NET ASSETS APPLICABLE TO 60,500,813 SHARES OUTSTANDING–100.00%	$724,062,702

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP Structured Moderate Allocation Fund–1

LVIP Structured Moderate Allocation Fund
Notes
September 30, 2024 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2024, were as follows:
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Number of Shares 09/30/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-90.09%@
Equity Funds-34.06%@
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	$167,293,803	$5,205,568	$31,462,463	$4,148,800	$28,926,928	$174,112,636	11,668,965	$—	$—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	69,755,596	3,127,734	9,690,785	1,073,008	8,272,478	72,538,031	5,540,215	—	—
Fixed Income Fund-29.84%@
✧✧LVIP SSGA Bond Index Fund	210,453,171	16,033,426	18,992,363	(2,506,624)	11,035,494	216,023,104	20,741,537	—	—
International Equity Funds-26.19%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	42,793,859	474,682	5,294,685	(368,420)	7,321,679	44,927,115	5,214,987	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	141,775,219	3,199,593	16,449,795	1,277,156	14,892,228	144,694,401	16,053,967	—	—
Total	$632,071,648	$28,041,003	$81,890,091	$3,623,920	$70,448,807	$652,295,287		$—	$—

@ As a percentage of Net Assets as of September 30, 2024.
✧✧ Standard Class shares.
LVIP Structured Moderate Allocation Fund–2